Cortina Small Cap Growth Fund
Summary Section - Cortina Small Cap Growth Fund
Investment Objective
The Cortina Small Cap Growth Fund (the “Fund”) seeks growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cortina Small Cap Growth Fund Institutional Shares, Cortina Small Cap Growth Fund
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cortina Small Cap Growth Fund Institutional Shares, Cortina Small Cap Growth Fund
Management Fees		1.00%
Other Expenses	[1]	2.09%
Total Annual Fund Operating Expenses		3.09%
Less: Fee Waiver/Expense Reimbursement		(1.99%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1][2]	1.10%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
[2]	Cortina Asset Management, LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's operating expenses in order to limit the Fund's total annual fund operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) to 1.10% of average daily net assets of the Fund. The agreement will continue in effect at least through December 31, 2012, subject thereafter to annual re-approval of the agreement by the Fund's Board of Directors (the "Board") This expense cap/reimbursement agreement cannot be terminated unless the Board or the Adviser notifies the other party prior to the agreement's renewal. The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund's total annual fund operating expenses plus any requested reimbursement amount are less than the above limit at the time of the request.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Example (USD $)	1 Year	3 Years
Cortina Small Cap Growth Fund Institutional Shares, Cortina Small Cap Growth Fund	112	766

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies. The Fund considers a company to be a small-cap company if, at the time of purchase, the company has a market capitalization less than  $2 billion. The Fund may invest a significant portion of its assets in common stocks of micro-capitalization (“micro-cap”) companies with market capitalizations less than  $250 million at the time of purchase. Under normal market conditions, the weighted average market capitalization of the Fund’s portfolio will be less than that of the Russell 2000 Growth Index, and sector weights are limited to no more than two times that of the benchmark for sectors representing 15% or more of the Russell 2000 Growth Index. The Fund anticipates that such sectors may include consumer discretionary, information technology, healthcare, industrials, energy and/or financials. The largest company in the Russell 2000 Growth Index has a market capitalization of approximately  $3.0 billion. The Fund will not exclusively invest in companies represented in the Russell 2000 Growth Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange.

In deciding which securities to buy, hold or sell for the Fund, the Adviser seeks to invest in innovative companies with strong business models, the financial resources to execute on their business plan and the potential for significant top line growth. The Adviser’s process combines bottom-up fundamental research with a thematic approach. The Adviser’s fundamental research is an exhaustive assessment of five broad factors: (1) market opportunity and competitive positioning; (2) business model; (3) financial position; (4) management; and (5) valuation. The Adviser aims to identify small-cap companies early in the growth curve before they are appreciated by the broader market and whose stocks can appreciate regardless of the current operating environment.

The Adviser employs a theme-based approach when exploring new investment opportunities. The Adviser attempts to identify current trends and changes within specific industries that might prove beneficial to a number of companies and it is common for the Adviser to invest in multiple companies along this one common theme. Themes are often based on disruptive events, new technologies, changing regulations, cultural and behavioral changes, and industry cycles. Once a theme is identified, the Adviser seeks to identify not only the primary beneficiaries of the theme, but secondary and tertiary beneficiaries as well. As a result, themes can ultimately be comprised of companies in several industries within multiple sectors. The core tenet of thematic investing is owning multiple companies that stand to benefit from the same trend and/or economic tailwind. Identifying a variety of companies poised to enjoy improving fundamentals is the primary advantage of a theme-based approach. Thematic investing also aims to reduce the company-specific risks inherent in small-cap investing. The Adviser believes this approach leads to ideas earlier than they can be identified through quantitative screening. Additionally, the Adviser believes its thematic approach leads to a portfolio that emphasizes the growth areas of the economy. Importantly, while themes are an excellent source of new ideas, investments are made solely on the fundamental merits of the individual company.

The Fund will typically hold shares of stock in 90 to 120 companies, with no single company exceeding 5% of the Fund’s portfolio at the time of purchase. Generally, the Adviser will sell a company’s stock when the price approaches the Adviser’s estimate of economic value or when the fundamentals of the company have deteriorated. The Adviser also may sell if changing circumstances alter its assessment of the company’s economic value or if more attractive alternatives are identified.

Principal Investment Risks

Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, while the Adviser has been managing assets for investors since 2004, the Adviser has not previously managed a registered mutual fund.

Limited History of Operations. The Fund is a recently formed mutual fund and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Small-Cap and Micro-Cap Companies Risk. Investments in small-cap and micro-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity. Generally, the smaller the company size, the greater the risks.

Growth-Style Investing Risk. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Sector Concentration Risk. Because the Fund may have sector weights representing up to two times that of the benchmark for sectors representing 15% of more of the Russell 2000 Growth Index, the Fund may be subject to the risks affecting that one sector, including the risk that the securities of companies within that one sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector, more than would a fund that invests in a wide variety of market sectors.

Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year. Once the Fund commences operations and has performance results, the Fund’s performance information will be presented and compared against a broad measure of market performance which comparison will give some indication of the risks of an investment in the Fund.
Cortina Small Cap Value Fund
Cortina Small Cap Value Fund
Investment Objective
The Cortina Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cortina Small Cap Value Fund Institutional Shares, Cortina Small Cap Value Fund
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cortina Small Cap Value Fund Institutional Shares, Cortina Small Cap Value Fund
Management Fees		1.00%
Other Expenses	[1]	2.09%
Total Annual Fund Operating Expenses		3.09%
Less: Fee Waiver/Expense Reimbursement		(1.99%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1][2]	1.10%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
[2]	Cortina Asset Management, LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's operating expenses in order to limit the Fund's total annual fund operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) to 1.10% of average daily net assets of the Fund. The agreement will continue in effect at least through December 31, 2012, subject thereafter to annual re-approval of the agreement by the Fund's Board of Directors (the "Board") This expense cap/reimbursement agreement cannot be terminated unless the Board or the Adviser notifies the other party prior to the agreement's renewal. The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund's total annual fund operating expenses plus any requested reimbursement amount are less than the above limit at the time of the request.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Example (USD $)	1 Year	3 Years
Cortina Small Cap Value Fund Institutional Shares, Cortina Small Cap Value Fund	112	766

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies that the Adviser believes are undervalued relative to the marketplace or similar companies. Under current market conditions, the Fund considers a company to be a small-cap company if it has a total market capitalization at the time of purchase of  $100 million to the higher of  $2 billion or the high end of the range of companies represented in the Russell 2000 Value Index. The largest company in the Russell 2000 Value Index has a market capitalization of approximately  $2.7 billion. The Fund will not exclusively invest in companies represented in the Russell 2000 Value Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange.

In deciding which securities to buy, hold or sell, the Adviser pursues a value oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Adviser focuses on securities with market-to-book ratios and price-to-earnings ratios that are lower than those of the general market averages or similar companies. The Adviser also may consider a company’s dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors. In addition, the Adviser may select securities because it believes there is some potential catalyst to cause a company’s stock price to rise.

Principal Investment Risks

Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, while the Adviser has been managing assets for investors since 2004, the Adviser has not previously managed a registered mutual fund.

Limited History of Operations. The Fund is a recently formed mutual fund and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Small-Cap Companies Risk. Investments in small-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity.

Value-Style Investing Risk. Because the Fund focuses on value-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value-style stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, but may not ever realize their full value.

Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year. Once the Fund commences operations and has performance results, the Fund’s performance information will be presented and compared against a broad measure of market performance which comparison will give some indication of the risks of an investment in the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 23, 2011
Registrant Name	dei_EntityRegistrantName	Cortina Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001289519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 29, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Cortina Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - Cortina Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cortina Small Cap Growth Fund (the “Fund”) seeks growth of capital.
Fees and Expenses of the Fund	cfi1289519_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfi1289519_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies. The Fund considers a company to be a small-cap company if, at the time of purchase, the company has a market capitalization less than  $2 billion. The Fund may invest a significant portion of its assets in common stocks of micro-capitalization (“micro-cap”) companies with market capitalizations less than  $250 million at the time of purchase. Under normal market conditions, the weighted average market capitalization of the Fund’s portfolio will be less than that of the Russell 2000 Growth Index, and sector weights are limited to no more than two times that of the benchmark for sectors representing 15% or more of the Russell 2000 Growth Index. The Fund anticipates that such sectors may include consumer discretionary, information technology, healthcare, industrials, energy and/or financials. The largest company in the Russell 2000 Growth Index has a market capitalization of approximately  $3.0 billion. The Fund will not exclusively invest in companies represented in the Russell 2000 Growth Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange.

In deciding which securities to buy, hold or sell for the Fund, the Adviser seeks to invest in innovative companies with strong business models, the financial resources to execute on their business plan and the potential for significant top line growth. The Adviser’s process combines bottom-up fundamental research with a thematic approach. The Adviser’s fundamental research is an exhaustive assessment of five broad factors: (1) market opportunity and competitive positioning; (2) business model; (3) financial position; (4) management; and (5) valuation. The Adviser aims to identify small-cap companies early in the growth curve before they are appreciated by the broader market and whose stocks can appreciate regardless of the current operating environment.

The Adviser employs a theme-based approach when exploring new investment opportunities. The Adviser attempts to identify current trends and changes within specific industries that might prove beneficial to a number of companies and it is common for the Adviser to invest in multiple companies along this one common theme. Themes are often based on disruptive events, new technologies, changing regulations, cultural and behavioral changes, and industry cycles. Once a theme is identified, the Adviser seeks to identify not only the primary beneficiaries of the theme, but secondary and tertiary beneficiaries as well. As a result, themes can ultimately be comprised of companies in several industries within multiple sectors. The core tenet of thematic investing is owning multiple companies that stand to benefit from the same trend and/or economic tailwind. Identifying a variety of companies poised to enjoy improving fundamentals is the primary advantage of a theme-based approach. Thematic investing also aims to reduce the company-specific risks inherent in small-cap investing. The Adviser believes this approach leads to ideas earlier than they can be identified through quantitative screening. Additionally, the Adviser believes its thematic approach leads to a portfolio that emphasizes the growth areas of the economy. Importantly, while themes are an excellent source of new ideas, investments are made solely on the fundamental merits of the individual company.

The Fund will typically hold shares of stock in 90 to 120 companies, with no single company exceeding 5% of the Fund’s portfolio at the time of purchase. Generally, the Adviser will sell a company’s stock when the price approaches the Adviser’s estimate of economic value or when the fundamentals of the company have deteriorated. The Adviser also may sell if changing circumstances alter its assessment of the company’s economic value or if more attractive alternatives are identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, while the Adviser has been managing assets for investors since 2004, the Adviser has not previously managed a registered mutual fund.

Limited History of Operations. The Fund is a recently formed mutual fund and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Small-Cap and Micro-Cap Companies Risk. Investments in small-cap and micro-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity. Generally, the smaller the company size, the greater the risks.

Growth-Style Investing Risk. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Sector Concentration Risk. Because the Fund may have sector weights representing up to two times that of the benchmark for sectors representing 15% of more of the Russell 2000 Growth Index, the Fund may be subject to the risks affecting that one sector, including the risk that the securities of companies within that one sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector, more than would a fund that invests in a wide variety of market sectors.

Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Performance	cfi1289519_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year. Once the Fund commences operations and has performance results, the Fund’s performance information will be presented and compared against a broad measure of market performance which comparison will give some indication of the risks of an investment in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Cortina Small Cap Growth Fund | Institutional Shares, Cortina Small Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	766
Cortina Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cortina Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cortina Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund	cfi1289519_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfi1289519_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies that the Adviser believes are undervalued relative to the marketplace or similar companies. Under current market conditions, the Fund considers a company to be a small-cap company if it has a total market capitalization at the time of purchase of  $100 million to the higher of  $2 billion or the high end of the range of companies represented in the Russell 2000 Value Index. The largest company in the Russell 2000 Value Index has a market capitalization of approximately  $2.7 billion. The Fund will not exclusively invest in companies represented in the Russell 2000 Value Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange.

In deciding which securities to buy, hold or sell, the Adviser pursues a value oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Adviser focuses on securities with market-to-book ratios and price-to-earnings ratios that are lower than those of the general market averages or similar companies. The Adviser also may consider a company’s dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors. In addition, the Adviser may select securities because it believes there is some potential catalyst to cause a company’s stock price to rise.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies that the Adviser believes are undervalued relative to the marketplace or similar companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, while the Adviser has been managing assets for investors since 2004, the Adviser has not previously managed a registered mutual fund.

Limited History of Operations. The Fund is a recently formed mutual fund and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Small-Cap Companies Risk. Investments in small-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity.

Value-Style Investing Risk. Because the Fund focuses on value-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value-style stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, but may not ever realize their full value.

Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Performance	cfi1289519_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year. Once the Fund commences operations and has performance results, the Fund’s performance information will be presented and compared against a broad measure of market performance which comparison will give some indication of the risks of an investment in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Cortina Small Cap Value Fund | Institutional Shares, Cortina Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	766

[1]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
[2]	Cortina Asset Management, LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's operating expenses in order to limit the Fund's total annual fund operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) to 1.10% of average daily net assets of the Fund. The agreement will continue in effect at least through December 31, 2012, subject thereafter to annual re-approval of the agreement by the Fund's Board of Directors (the "Board") This expense cap/reimbursement agreement cannot be terminated unless the Board or the Adviser notifies the other party prior to the agreement's renewal. The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund's total annual fund operating expenses plus any requested reimbursement amount are less than the above limit at the time of the request.